Major Customer and Concentrations of Credit Risk (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Major Customer and Concentrations of Credit Risk [Abstract]
Percentage of revenue from major customer	88.00%	88.00%	90.00%	84.00%